Financial Instruments - Risk Management (Tables)	12 Months Ended
Oct. 31, 2021
Statement [Line Items]
Summary of Credit Risk Exposures

As at October 31 ($ millions)	2021				2020
	Exposure at default (1)
Category	Drawn (2)	Undrawn commitments	Other exposures (3)	Total	Total
By counterparty type
Non-retail
AIRB portfolio
Corporate	$172,443	$108,300	$91,719	$372,462	$358,997
Bank	15,737	4,662	15,393	35,792	43,120
Sovereign	207,488	761	5,051	213,300	243,404
	395,668	113,723	112,163	621,554	645,521
Standardized portfolio
Corporate	52,545	3,475	7,627	63,647	66,500
Bank	3,048	15	1	3,064	2,638
Sovereign	8,641	–	132	8,773	8,322
	64,234	3,490	7,760	75,484	77,460
Total non-retail	$459,902	$117,213	$119,923	$697,038	$722,981
Retail
AIRB portfolio
Real estate secured	207,943	19,984	–	227,927	192,927
Qualifying revolving	14,415	27,356	–	41,771	45,862
Other retail	32,527	3,680	–	36,207	35,056
	$254,885	$51,020	$–	$305,905	$273,845
Standardized portfolio
Real estate secured	54,617	–	–	54,617	47,715
Other retail	36,445	–	–	36,445	39,683
	91,062	–	–	91,062	87,398
Total retail	$345,947	$51,020	$–	$396,967	$361,243
Total	$805,849	$168,233	$119,923	$1,094,005	$1,084,224
By geography (4)
Canada	$493,208	$108,440	$38,100	$639,748	$621,409
United States	109,493	40,452	44,479	194,424	188,210
Chile	49,258	1,449	4,070	54,777	56,738
Mexico	34,463	1,483	2,476	38,422	39,187
Peru	24,042	1,134	2,976	28,152	33,931
Colombia	12,839	534	1,073	14,446	13,123
Other International
Europe	21,091	7,116	18,972	47,179	51,770
Caribbean	25,281	1,411	981	27,673	31,420
Latin America (other)	12,326	1,241	513	14,080	13,647
All other	23,848	4,973	6,283	35,104	34,789
Total	$805,849	$168,233	$119,923	$1,094,005	$1,084,224

(1)
Exposure at default is presented after credit risk mitigation. Exposures exclude equity securities and other assets. Portfolios under the Standardized Approach are reported net of specific allowances for credit losses, and effective 2021, net of collateral amounts treated under the Comprehensive Approach.

(2)
Non-retail
drawn includes loans, acceptances, deposits with financial institutions and FVOCI debt securities. Retail drawn includes residential mortgages, credit cards, lines of credit, and other personal loans.

(3)
Non-retail
other exposures include
off-balance
sheet lending instruments such as letters of credit, letters of guarantees, securitizations including $22.3 million first loss protection (2020 – 27.6 million), derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements, securities lending and securities borrowing), net of related collateral. Not applicable for retail exposures.

(4)	Geographic segmentation is based upon the location of the ultimate risk of the credit exposure.

Summary of Subject to Market and Credit Risk With a Reconcilation

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2021 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	OTC Derivatives	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$83,176	$–	$–	$–	$–	$–	$–	$–	$3,147	$86,323
Precious metals	–	–	–	–	–	–	–	755	–	755
Trading assets
Securities	1	–	–	–	–	–	–	137,147	–	137,148
Loans	470	–	–	–	–	–	397	7,643	–	8,113
Other	–	–	–	–	–	–	–	1,051	–	1,051
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	127,739	–	–	–	–	–	127,739
Derivative financial instruments	–	–	–	–	42,302	–	35,379	–	–	42,302
Investment securities	70,193	–	–	–	–	4,373	–	–	633	75,199
Loans:
Residential mortgages (2)	77,773	241,833	–	–	–	–	–	–	72	319,678
Personal loans	–	89,518	2,015	–	–	–	–	–	7	91,540
Credit cards	–	10,842	136	–	–	–	–	–	1,472	12,450
Business & government	208,967	4,025	5,861	–	–	–	–	–	91	218,944
Allowances for credit losses (3)	(552)	(759)	–	–	–	–	–	–	(4,315)	(5,626)
Customers’ liability under acceptances	20,441	–	–	–	–	–	–	–	(37)	20,404
Property and equipment	–	–	–	–	–	–	–	–	5,621	5,621
Investment in associates	–	–	–	–	–	46	–	–	2,558	2,604
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	16,604	16,604
Other (including Deferred tax assets)	1,772	659	–	2	–	–	–	–	21,562	23,995

Total	$462,241	$346,118	$8,012	$127,741	$42,302	$4,419	$35,776	$146,596	$47,415	$1,184,844

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $78.1 billion in mortgages guaranteed by Canada Mortgage Housing Corporation including 90% of privately insured mortgages.
(3)	Amounts for AIRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

	Credit Risk Exposures						Other Exposures
	Drawn		Other Exposures				Market Risk Exposures
As at October 31, 2020 ($ millions)	Non-retail	Retail	Securitization	Repo-style Transactions	OTC Derivatives	Equity	Also subject to Credit Risk		All Other (1)	Total
Cash and deposits with financial institutions	$73,406	$–	$–	$–	$–	$–	$–	$–	$3,054	$76,460
Precious metals	–	–	–	–	–	–	–	1,181	–	1,181
Trading assets
Securities	–	–	–	–	–	–	–	108,331	–	108,331
Loans	1,640	–	–	177	–	–	1,470	6,535	–	8,352
Other	–	–	–	–	–	–	–	1,156	–	1,156
Financial assets designated at fair value through profit or loss	–	–	–	–	–	–	–	–	–	–
Securities purchased under resale agreements and securities borrowed	–	–	–	119,747	–	–	–	–	–	119,747
Derivative financial instruments	–	–	–	–	45,065	–	39,294	–	–	45,065
Investment securities	105,811	–	–	–	–	3,056	–	–	2,522	111,389
Loans:
Residential mortgages (2)	83,606	200,985	–	–	–	–	–	–	93	284,684
Personal loans	–	91,435	2,314	–	–	–	–	–	9	93,758
Credit cards	–	12,347	93	–	–	–	–	–	2,357	14,797
Business & government	206,607	3,649	6,974	–	–	–	–	–	433	217,663
Allowances for credit losses (3)	(561)	(944)	–	–	–	–	–	–	(6,134)	(7,639)
Customers’ liability under acceptances	14,305	–	–	–	–	–	–	–	(77)	14,228
Property and equipment	–	–	–	–	–	–	–	–	5,897	5,897
Investment in associates	–	–	–	–	–	–	–	–	2,475	2,475
Goodwill and other intangibles assets	–	–	–	–	–	–	–	–	17,015	17,015
Other (including Deferred tax assets)	1,844	936	–	10	–	–	–	–	19,117	21,907

Total	$486,658	$308,408	$9,381	$119,934	$45,065	$3,056	$40,764	$117,203	$46,761	$1,136,466

(1)	Includes the Bank’s insurance subsidiaries’ assets and all other assets which are not subject to credit and market risks.
(2)	Includes $85.4 billion in mortgages guaranteed by Canada Mortgage Housing Corporation including 90% of privately insured mortgages.
(3)	Amounts for AIRB exposures are reported gross of allowances and amounts for standardized exposures are reported net of allowances.

Summary of Cross Referencing of Internal Ratings to External Ratings	The following table cross references the Bank’s internal borrower grades with equivalent ratings categories utilized by external rating agencies:

Cross referencing of internal ratings to external ratings (1)
Equivalent External Rating
S&P	Moody’s	DBRS	Internal Grade	Internal Grade Code	PD Range (2)
AAA to AA+	Aaa to Aa1	AAA to AA (high)		99 – 98	0.0000% – 0.0428%
AA to A+	Aa2 to A1	AA to A (high)		95	0.0428% – 0.1159%
A to A-	A2 to A3	A to A (low)	Investment grade	90	0.0512% – 0.1271%
BBB+	Baa1	BBB (high)		87	0.0800% – 0.2027%
BBB	Baa2	BBB		85	0.1143% – 0.2950%
BBB-	Baa3	BBB (low)		83	0.1632% – 0.4293%
BB+	Ba1	BB (high)		80	0.2638% – 0.4731%
BB	Ba2	BB		77	0.4264% – 0.5215%
BB-	Ba3	BB (low)	Non-Investment grade	75	0.5215% – 0.6892%
B+	B1	B (high)		73	0.6892% – 1.3282%
B to B-	B2 to B3	B to B (low)		70	1.3282% – 2.5597%
CCC+	Caa1	–		65	2.5597% – 9.3860%
CCC	Caa2	–	Watch list	60	9.3860% – 17.8585%
CCC- to CC	Caa3 to Ca	–		40	17.8585% –34.4434%
–	–	–		30	34.4434% –58.6885%
Default			Default	21	100%

(1)	Applies to non-retail portfolio.
(2)	PD ranges overlap across IG codes as the Bank utilizes two risk rating systems for its AIRB portfolios, and each risk rating system has its own separate IG to PD mapping.

Summary of Interest Rate Sensitivity
Based on the Bank’s interest rate positions, the following table shows the pro-forma
after-tax
impact on the Bank’s net interest income over the next twelve months and economic value of shareholders’ equity of an immediate and sustained 100 basis points increase and 25 basis points decrease in interest rates across major currencies as defined by the Bank. Corresponding with the current low interest rate environment, starting in Q2 2020, the net interest income and economic value for a down shock scenario are measured using 25 basis points decline rather than 100 basis points previously, to account for certain rates being floored at zero.

As at October 31 ($ millions)	2021						2020
	Net interest income			Economic value of equity
	Canadian dollar	Other currencies	Total	Canadian dollar	Other currencies	Total	Net interest income	Economic value of equity
100 bp increase	$123	$34	$157	$(557)	$(309)	$(866)	$134	$(510)
25 bp decrease	$(38)	$(9)	$(47)	$96	$58	$154	$(38)	$63

Summary of VaR by Risk Factor

		For the year ended October 31, 2021
($ millions)	As at October 31, 2021	Average	High	Low	As at October 31, 2020
Credit spread plus interest rate	$10.3	$11.9	$23.2	$4.5	$11.5
Credit spread	2.0	5.4	12.7	0.5	11.1
Interest rate	11.5	12.2	22.0	4.6	11.4
Equities	6.7	5.9	20.8	2.2	3.1
Foreign exchange	2.0	2.7	5.7	1.4	4.6
Commodities	1.3	3.9	8.7	1.0	5.0
Debt specific	1.5	2.8	5.1	1.5	5.2
Diversification effect	(8.6)	(13.1)	n/a	n/a	(14.8)
All-Bank VaR	$13.2	$14.1	$32.8	$7.9	$14.6
All-Bank stressed VaR	$36.1	$36.2	$50.5	$22.0	$37.0

Summary of Market Risk Capital Requirements
Below are the market risk capital requirements as at October 31, 2021.

($ millions)
All-Bank VaR	$93
All-Bank stressed VaR (1)	353
Incremental risk charge	150
Standardized approach	53
Total market risk capital	$649	(2)

(1)	A market risk capital add-on was applied in Q4 to reflect higher stressed VaR utilization from 2020 COVID-19 stress period.
(2)	Equates to $8,112 million of risk-weighted assets (October 31, 202 0 – $7,327 million).

Non retail [member] | AIRB portfolio [member]
Statement [Line Items]
Summary of Credit Risk Exposures
Non-retail
AIRB portfolio
The credit quality of the
non-retail
AIRB portfolio, expressed in terms of risk categories of borrower internal grades is shown in the table below:

		2021				2020
		Exposure at Default (1)
As at October 31 ($ millions) Category of internal grades	IG Code	Drawn	Undrawn commitments	Other exposures (2)	Total	Total
Investment grade	99 – 98	$100,203	$1,785	$14,202	$116,190	$127,534
	95	30,814	10,281	21,170	62,265	82,782
	90	27,327	18,280	29,930	75,537	70,781
	87	29,080	20,388	15,166	64,634	63,904
	85	24,191	17,237	11,410	52,838	45,973
	83	31,292	16,891	8,357	56,540	53,969
Non-Investment grade	80	29,127	13,884	4,689	47,700	42,509
	77	23,022	8,004	2,748	33,774	33,708
	75	15,610	4,333	2,879	22,822	25,527
	73	6,581	1,268	600	8,449	10,326
	70	1,961	620	233	2,814	4,555
Watch list	65	737	82	483	1,302	1,224
	60	884	536	206	1,626	1,802
	40	593	84	19	696	506
	30	92	–	–	92	109
Default	21	1,110	50	68	1,228	1,555
Total		$322,624	$113,723	$112,160	$548,507	$566,764
Government guaranteed residential mortgages (3)		73,044	–	–	73,044	78,754
Total		$395,668	$113,723	$112,160	$621,551	$645,518

(1)	After credit risk mitigation.
(2)
Includes
off-balance
sheet lending instruments such as letters of credit, letters of guarantee, securitizations excluding $3.5 million first loss protection (2020 – $3.5 million), derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements and securities lending and borrowing), net of related collateral.

(3)	These exposures are classified as sovereign exposures and are included in the non-retail category.

Retail [member] | AIRB portfolio [member]
Statement [Line Items]
Summary of Risk Categories of Borrower by Probability Of Default
The data in the table below provides a distribution of the retail AIRB exposure within each PD range by asset class:

As at October 31 ($ millions)	2021						2020
	Exposure at default (1)
		Real estate secured
Category of (PD) grades	PD range	Mortgages	HELOC	Qualifying revolving	Other retail	Total	Total
Exceptionally Low	0.0000% – 0.0499%	$56,714	$22,387	$11,594	$731	$91,426	$14,985
Very Low	0.0500% – 0.1999%	78,041	13,257	9,809	5,887	106,994	99,114
Low	0.2000% – 0.9999%	42,438	4,057	11,063	19,657	77,215	129,345
Medium Low	1.0000% – 2.9999%	9,320	–	5,037	6,387	20,744	20,162
Medium	3.0000% – 9.9999%	528	411	3,619	2,758	7,316	7,698
High	10.0000% – 19.9999%	223	58	200	436	917	631
Extremely High	20.0000% – 99.9999%	240	34	367	222	863	1,388
Default	100%	161	58	82	129	430	522
Total		$187,665	$40,262	$41,771	$36,207	$305,905	$273,845

(1)	After credit risk mitigation.